Real Estate Index Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Portfolio [Member] | Real Estate Index Portfolio | Real Estate Index Portfolio
Prospectus [Line Items]
Annual Return [Percent]	3.11%	4.74%	11.70%	(26.30%)	40.21%	(4.85%)	28.81%	(5.35%)